ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2025
ACQUISITIONS AND GOODWILL
ACQUISITIONS AND GOODWILL

9     ACQUISITIONS AND GOODWILL

Before April 1, 2024, goodwill was assigned to the Company’s sole reporting unit, which was the design, build-out and operation of data centers reporting unit. With the reorganization of reporting structure on April 1, 2024, the Company changed the composition of reporting units, representing DayOne and the remaining operations of the Company. Accordingly, goodwill was reassigned to these two reporting units, among which RMB1,190,126 was assigned to DayOne and subsequently derecognized upon Deconsolidation.

On March 26, 2025, the Company deconsolidated the project companies that own the data center projects of Beijing 20, Beijing 21, Beijing 22 and Beijing 23 (“Beijing 20-23 Project Companies”) (Note 10), and goodwill amounted to RMB224,305 allocated to these project companies was derecognized.

On July 23, 2025, the Company deconsolidated the project companies that own the data center projects of Kunshan 2 and Kunshan 3 (“Kunshan 2-3 Project Companies”) (Note 10) and goodwill amounted to RMB474,357 allocated to these project companies was derecognized.

There was no other movement of goodwill during the years ended December 31, 2024 and 2025.

Business Combinations

No business combinations were consummated in the years ended December 31, 2023, 2024 and 2025.

The Company settled the considerations, including contingent considerations, for the business combinations of RMB19,888, nil and nil in the years ended December 31, 2023, 2024 and 2025, respectively, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates. As of December 31, 2024 and 2025, the remaining consideration payable was RMB118,730 and RMB111,649, respectively, which was recorded in other payables.

Asset Acquisitions

In 2023 and 2024, the Company consummated several acquisitions of certain target entities. These target entities did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and the acquisitions were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements.

In the year ended December 31, 2023, 2024 and 2025, the Company recognised additional contingent consideration of RMB100,000, RMB100,223 and RMB1,958, respectively, for its asset acquisitions consummated in prior years upon satisfaction of certain contingent conditions. The Company settled the considerations, including contingent considerations, of RMB241,850, RMB85,191 and RMB13,077 for its asset acquisitions for continuing operations in the years ended December 31, 2023, 2024 and 2025, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates, respectively. As of December 31, 2024 and 2025, remaining consideration payables of RMB191,120 and RMB180,001, respectively, were recorded in other payables.